Revenue Recognition - Revenue from External Customers by Products and Services (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Revenue from External Customer [Line Items]
Revenue	$ 89,272	$ 146,853
Revenue from hardware, proprietary embedded firmware and accessories
Revenue from External Customer [Line Items]
Revenue	83,352	137,248
Revenue from services
Revenue from External Customer [Line Items]
Revenue	3,586	3,908
Revenue from SaaS
Revenue from External Customer [Line Items]
Revenue	2,334	2,463
Revenue from software upgrade rights
Revenue from External Customer [Line Items]
Revenue	$ 0	$ 3,234